Post-retirement benefits - Effect of change in significant actuarial assumptions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) plan	Dec. 31, 2021 USD ($)
Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (403)	$ (841)
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 445	$ 944
Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Effect of increase in actuarial assumption on defined benefit pension obligation	$ 277	$ 593
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ (258)	$ (571)
Rate of increase in salaries
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Effect of increase in actuarial assumption on defined benefit pension obligation	$ 47	$ 90
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ (43)	$ (82)
Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase	1 year	1 year
Effect of increase in actuarial assumption on defined benefit pension obligation	$ 255	$ 513
Actuarial assumption decrease	1 year	1 year
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ (257)	$ (510)
Pension schemes | UK, US and Sweden
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Number of main defined benefit pension obligation countries | plan	3
Pension schemes | UK defined benefit plans | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (262)	(565)
Effect of decrease in actuarial assumption on defined benefit pension obligation	289	634
Pension schemes | UK defined benefit plans | Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	173	386
Effect of decrease in actuarial assumption on defined benefit pension obligation	(165)	(375)
Pension schemes | UK defined benefit plans | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	191	390
Effect of decrease in actuarial assumption on defined benefit pension obligation	(193)	(388)
Pension schemes | UK defined benefit plans | Mortality rate | Longevity swap
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation, covered by longevity swap	(103)
Effect of decrease in actuarial assumption on defined benefit pension obligation, covered by longevity swap	103
Pension schemes | Rest of Group defined benefit plans | US | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(46)	(79)
Effect of decrease in actuarial assumption on defined benefit pension obligation	49	84
Pension schemes | Rest of Group defined benefit plans | US | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	20	29
Effect of decrease in actuarial assumption on defined benefit pension obligation	(20)	(29)
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(95)	(197)
Effect of decrease in actuarial assumption on defined benefit pension obligation	107	226
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	104	207
Effect of decrease in actuarial assumption on defined benefit pension obligation	(93)	(196)
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Rate of increase in salaries
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	47	90
Effect of decrease in actuarial assumption on defined benefit pension obligation	(43)	(82)
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	44	94
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ (44)	$ (93)